Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020
Disclosure of operating segments [line items]
Total income	£ 11,315	£ 11,621
Credit impairment releases/(charges)	742	(3,738)		£ (4,838)
Net operating income	12,057	7,883
Operating expenses	(7,132)	(6,563)
Litigation and conduct	(99)	(30)
Total operating expenses	(7,231)	(6,593)
Other net income/(expenses)	153	(18)
Profit before tax	4,979	1,272	[1]
Total assets	1,376,333			1,349,514
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Total income	3,199	3,171
Credit impairment releases/(charges)	443	(1,064)
Net operating income	3,642	2,107
Operating expenses	(2,114)	(2,041)
Litigation and conduct	(22)	(11)
Total operating expenses	(2,136)	(2,052)
Other net income/(expenses)	0	13
Profit before tax	1,506	68
Total assets	311,200			289,100
Operating segments | Barclays International
Disclosure of operating segments [line items]
Total income	8,218	8,654
Credit impairment releases/(charges)	293	(2,619)
Net operating income	8,511	6,035
Operating expenses	(4,606)	(4,405)
Litigation and conduct	(84)	(11)
Total operating expenses	(4,690)	(4,416)
Other net income/(expenses)	22	10
Profit before tax	3,843	1,629
Total assets	1,046,800			1,041,800
Head Office
Disclosure of operating segments [line items]
Total income	(102)	(204)
Credit impairment releases/(charges)	6	(55)
Net operating income	(96)	(259)
Operating expenses	(412)	(117)
Litigation and conduct	7	(8)
Total operating expenses	(405)	(125)
Other net income/(expenses)	131	(41)
Profit before tax	(370)	£ (425)
Total assets	£ 18,300			£ 18,600

[1]	H120 comparative figures have been restated to make the condensed cash flow statement more relevant following a review of the disclosure and the accounting policies applied that was undertaken in H220. Amendments, which were first applied in the Barclays PLC Annual Report 2020, have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes 2 and 3 below quantify the impact of the changes to the respective cash flow categories in H120 and provide further detail.